Earnings Per Share	12 Months Ended
Jun. 30, 2025
Earnings Per Share [Abstract]
Earnings Per Share

17. Earnings Per Share

Basic and diluted earnings per ordinary share for each of the year presented is calculated as follows:

	For the years ended
	June 30,
Numerators	2025	2024	2023
	US$	US$	US$
Net income	764,919	1,548,347	996,157

Denominators	-	-	-
Weighted average number of Class A Ordinary Shares outstanding-Basic and diluted*	10,597,527	10,000,000	10,000,000
Weighted average number of Class B Ordinary Shares outstanding-Basic and diluted*	-	-	-
Net income per Class A Ordinary Share-Basic and diluted*	0.07	0.15	0.10
Net income per Class B Ordinary Share-Basic and diluted*	-	-	-

*	The shares and per share data are presented on a retroactive basis to reflect the stock split.

Potential ordinary shares that have an anti-dilutive effect (i.e., those that increase earnings per share or decrease loss per share) are excluded from the calculation of diluted earnings per share. For the years ended June 30, 2025, 2024 and 2023, the Group had no dilutive shares.